Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Amortization of intangible assets	¥ 698	¥ 680
Tax losses carried forward	26,828	29,255
Allowance for credit losses	41,119	5,622
Others	2,374	0
Less: valuation allowance	(18,511)	(18,170)
Deferred Tax Assets, Net of Valuation Allowance	52,508	17,387
Deferred tax liabilities
Intangible assets arising from business combinations	(52,237)	(51,617)
Deferred Tax Liabilities, Gross	(52,237)	(51,617)
Net deferred tax (liabilities)/assets	¥ 271	¥ (34,230)